Leases-Group as Lessee (Tables)	6 Months Ended
Jun. 30, 2022
Presentation of leases for lessee [abstract]
Summary of Leases
The Group leases various offices and facilities. The lease terms are between
1-10
years.

Right-of-use assets
Net Carrying Amount
December 31, 2021	$27,746
June 30, 2022	24,103
Depreciation expense for the period ended
June 30, 2021	$2,342
June 30, 2022	2,792

Summary of Amounts Recognized in Profit and Loss
During the six months ended June 30, 2022, additions to right of use assets amounted to $13,546.

	SIX MONTHS ENDED
AMOUNTS RECOGNIZED IN PROFIT AND LOSS	JUNE 30, 2021	JUNE 30, 2022
Depreciation expense of right-of-use-assets	$2,342	$2,792
Interest expense on lease liabilities	1,001	1,640

	$3,343	$4,432